Fair Value Measurement (Details) - Schedule of significant unobservable inputs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Promissory Note [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility	35.90%	41.30%
Credit Spread	12.30%	11.20%
Risk-Free Rate	2.41%	0.97%
Term (in years)	2 years 9 months	3 years
Conversion Price (in Dollars per share)	$ 10	$ 10
Monte Carlo Simulation [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility	28.10%	27.90%
Discount Rate	16.10%	14.90%
Term (in years)	2 years 9 months	3 years
Monte Carlo Simulation [Member] | Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Probability of Achievement	0.00%	0.00%
Monte Carlo Simulation [Member] | Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Probability of Achievement	100.00%	100.00%
Black Scholes Merton Model [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility	35.90%	11.50%
Credit Spread	13.70%	14.00%
Risk-Free Rate	1.24%	0.20%
Term (in years)	7 months 28 days	1 year
Conversion Price (in Dollars per share)	$ 10	$ 10